Bank Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Bank Notes Payable [Abstract]
Schedule of bank notes payable
December 31, 2017
ICBC, due various dates from January 28, 2018 to May 27, 2018	$3,052,664
ABC, due various dates from February 10, 2018 to April 30, 2018	1,384,016
CITIC, due various dates from January 31, 2018 to August 29,2018	599,169
Total	$5,035,849

December 31, 2016
ICBC, due various dates from January 12, 2017 to June 29, 2017	$1,564,479
CMBC, due April 8, 2017 and April 24, 2017	345,584
ABC, due various dates from March 28, 2017 to April 28, 2017	283,315
CITIC, due various dates from February 5, 2017 to June 27, 2017	363,390
Total	$2,556,768